Derivative Instruments and Hedging Activities - Foreign Currency Forward Contracts (Details) $ in Thousands	Jul. 31, 2018 USD ($)	Jul. 31, 2018 NOK (kr)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)	Jun. 30, 2018 EUR (€)
Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) Non-hedge			$ (2,362)
Expected Maturity, 2018			39,044
Expected Maturity, 2019			31,825
Foreign currency forward contracts | Norwegian Kroner
Derivative [Line Items]
Contract Amount in Foreign Currency | kr				kr 500,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge			$ (2,062)
Average Forward Rate			7.86	7.86	7.86
Expected Maturity, 2018			$ 31,764
Expected Maturity, 2019			31,825
Foreign currency forward contracts | Euro
Derivative [Line Items]
Contract Amount in Foreign Currency | €					€ 6,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge			$ (300)
Average Forward Rate			0.82	0.82	0.82
Expected Maturity, 2018			$ 7,280
NIBOR | Cross currency swaps
Derivative [Line Items]
Contract Amount in Foreign Currency			162,200	kr 1,000,000,000
Fair Value / Carrying Amount of Asset (Liability) Non-hedge			$ (42,118)
Subsequent Event | NIBOR | 4.25% Margin | Cross currency swaps
Derivative [Line Items]
Contract Amount in Foreign Currency	$ 146,800	kr 905,000,000